Business Combinations (Tables)	12 Months Ended
Dec. 31, 2018
Agrium Inc [member]
Statement [LineItems]
Summary of Fair Value Allocated to Assets and Liabilities

The final values that were allocated to Agrium’s assets and liabilities as at January 1, 2018 based upon fair values were as follows:

Cash and cash equivalents	$466
Receivables [1]	2,600
Inventories	3,303
Prepaid expenses and other current assets	1,124
Assets held for sale [2]	95
Property, plant and equipment [3]	7,459
Goodwill [4]	11,185
Other intangible assets [4]	2,348
Investments	528
Other assets [5]	198

Total assets	29,306

Short-term debt	867
Payables and accrued charges [6]	5,239
Long-term debt	4,941
Deferred income tax liabilities	934
Pension and other post-retirement benefit liabilities	142
Asset retirement obligations and accrued environmental costs [6]	1,094
Other non-current liabilities	79

Total liabilities	13,296

Net assets (consideration for the Merger)	$16,010

1	Includes trade receivables with gross contractual amount of $2,247, of which $80 are considered to be uncollectible.
2	Relates to the assets held at the Company’s Conda Phosphate operations and North Bend nitric acid operations. The sale was completed on January 12, 2018.
3	Refer to Note 16 for detailed information of property, plant and equipment acquired.
4	Refer to Note 17 for detailed information on other intangible assets acquired and the allocation of goodwill to groups of cash generating units (“CGUs”).
5	Includes deferred income tax assets of $158.
6

Refer to Note 20 for detailed information of asset retirement obligations and accrued environmental costs acquired. Included in payables and accrued charges is $39 related to the current portion of asset retirement obligations and accrued environmental costs.

Summary of Gross Sales and Net Earnings from Continuing Operations Before Income Taxes

The following table provides “gross sales” and “net earnings from continuing operations before income taxes”:

2018

Summary results of acquired operations of Agrium [1]
Sales	$14,551
Net earnings from continuing operations before income taxes	$546

1	Results of acquired operations included in the Company’s consolidated statements of earnings for 2018.

Retail Acquisitions [member]
Statement [LineItems]
Summary of Fair Value Allocated to Assets and Liabilities

The values allocated to the acquired assets and assumed liabilities based upon fair values were as follows as at December 31:

2018
Working capital	$116
Property, plant and equipment	107
Goodwill [1]	197
Other intangible assets	8
Other non-current assets	14
Other non-current liabilities	(9)

Total consideration	$433

1

Goodwill was calculated as the difference between the amount of consideration transferred and the net identifiable assets acquired. Goodwill resulting from the acquisition is attributed to the assembled workforce, value of potential increase in customer base and synergies between Nutrien and the acquired companies.

Summary of Gross Sales and Net Earnings from Continuing Operations Before Income Taxes

2018
Financial information related to business acquisitions [1]
Sales from date of acquisition	$213
Net earnings from continuing operations before income taxes from date of acquisition	$10

1

Estimated annual sales and earnings before finance costs, income taxes, and depreciation and amortization if acquisitions occurred at the beginning of the year are approximately $441 and $42, respectively.